RELATED PARTY TRANSACTIONS (Details - Related party payables) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Lowell Academy [Member]
Related Party Transaction [Line Items]
Due from related party	$ 76,888	$ 191,595